Going Concern (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Going Concern [Abstract]
Accumulated deficit	$ (175,038,268)	$ (172,263,028)	$ (133,024,288)
Working capital deficit	$ (2,328,760)	$ (1,255,222)